CONVERTIBLE DEBT FACILITY (Narrative) (Details) - Beedie Investment Ltd [Member] - Non-revolving term convertible debt facility [Member] $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 04, 2022 USD ($)	Jul. 28, 2022 USD ($)	Dec. 31, 2023 USD ($) Day $ / shares	Dec. 31, 2023 USD ($) Day $ / shares
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 20,000
Maturity term		36 months
Closing date of credit agreement		August 4, 2022
Borrowings Addional Extended Maturity		12 months
Borrowings	$ 10,000
Borrowings subsequent advances	2,500
Borrowings subsequent advances modified value			$ 1,730	$ 1,730
Remaining borrowing capacity	10,000
Unrestricted cash threshold limit	$ 2,000
Annual standby fees			2.00%	2.00%
Borrowings, interest rate			8.75%	8.75%
Borrowings, adjustment to interest rate basis			9.25%	9.25%
Convertible debt facility, threshold consecutive trading days | Day			30	30
Convertible debt facility, threshold percentage of stock price trigger			50.00%	50.00%
Convertible debt facility, conversion outstanding principal amount percentage			50.00%	50.00%
Convertible debt facility prepayment fee equal percentage			2.00%	2.00%
Convertible debt facility, conversion price of initial advance | (per share)			$ 1.73	$ 2.25
Convertible debt facility, percentage of premium on 30 day volume weighted average trading price			20.00%	20.00%